SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH APRIL 2004

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

04-01    GER    7000     7.0943       8.11	       Weeden & Co.
04-02    " "    7000     7.1200       8.16	       	""
04-05    " "    8000     7.1253       8.15	       	""
04-06    " "     600     7.0000       8.12	       	""
04-07    " "    6000     7.1373	  8.09	       	""
04-08    " "    7000     7.0827       8.11	       	""
04-14    " "    3300     6.8961       7.97	       	""
04-15    " "    5500     7.0655	  7.93	       	""
04-16    " "    6000     7.2593       8.00	       	""
04-19    " "    2000     7.2500       8.01	       	""
04-20    " "    5000     7.3520       8.01	       	""
04-21    " "    4000     7.1500       7.88	       	""
04-23    " "    3100     7.1371       7.98	       	""
04-26    " "    5500     7.1467       8.04		     	""
04-27    " "    4500     7.1902       8.06	       	""
04-28    " "    5000     7.0092       7.91	       	""
04-29    " "     600     6.8200       7.84	       	""
04-30    " "    1100     6.7327       7.83	       	""


The Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          4/30/04